Borrowings - SMBC Credit Facility Narrative (Details) - USD ($)	Sep. 06, 2023	Sep. 30, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Debt		$ 572,270,000	$ 498,641,492
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 250,000,000
Revolving Credit Facility | SMBC Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 490,000,000
Line of credit facility, increase (decrease), net	$ 1,500,000,000
Commitment fee percentage	0.375%
Debt		176,770,000
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | U.S. Dollars
Debt Instrument [Line Items]
Credit adjustment spread	0.10%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | U.K. Pound Sterling
Debt Instrument [Line Items]
Credit adjustment spread	0.0326%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | Minimum | Base Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	2.00%
Revolving Credit Facility | SMBC Credit Facility | Line of Credit | Maximum | Base Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	2.125%
Letter of Credit | SMBC Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Debt		$ 0